Condensed Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Mar. 31, 2014
Accounts receivable, allowances	$ 107	$ 117
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized shares (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	48,380,000	47,614,000
Common stock, shares outstanding (in shares)	48,380,000	47,614,000
Treasury stock, shares (in shares)	65,000	59,000